Operating Lease - Summary of Maturity of Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 157
2021	36
2022	10
Subtotal	202
Less: imputed interest	8
Operating lease liabilities	$ 194